Supplement to the
Communications Equipment Portfolio
April 29, 2017
As Revised December 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Communications Equipment Portfolio has been removed.

DEV-SUM-17-03 1.9881352.102	December 29, 2017